Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments

November 30, 2020 (Unaudited)

		Shares		Value
COMMON STOCKS (1.0%)

Health Care (1.0%)
NuCana plc - ADR (a)		162,478		$740,900
UroGen Pharma Ltd. (a)		719,146		14,922,279
Urovant Sciences Ltd. (a)		94,687		1,521,620

Total Health Care				17,184,799

TOTAL COMMON STOCKS (Cost $21,061,198)				$17,184,799

OPTIONS PURCHASED (7.0%) (a)

	Counterparty	Contracts	Notional
Call Options Purchased (2.5%)
iShares Russell 2000 ETF, Expires 5/21/2021 at $185.00		2,000	36,204,000 USD	2,132,000
Invesco QQQ Trust, Expires 3/31/2021 at $325.00		300	8,988,600 USD	184,650
Russell 2000 Index, Expires 12/18/2020 at $1,650.00		475	86,441,450 USD	8,588,000
Russell 2000 Index, Expires 12/18/2020 at $1,750.00		450	81,891,900 USD	4,241,250
Russell 2000 Index, Expires 1/15/2021 at $1,750.00		200	36,396,400 USD	2,342,000
S&P 500 Index, Expires 12/18/2020 at $3,435.00		500	181,081,500 USD	10,425,000
S&P 500 Index, Expires 12/18/2020 at $3,580.00		500	181,081,500 USD	4,432,500
S&P 500 Index, Expires 12/18/2020 at $3,595.00		500	181,081,500 USD	3,850,000
S&P 500 Index, Expires 12/18/2020 at $3,780.00		500	181,081,500 USD	335,000
S&P 500 Index, Expires 12/31/2020 at $3,600.00		500	181,081,500 USD	4,445,000
S&P 500 Index, Expires 12/31/2020 at $3,800.00		500	181,081,500 USD	492,500
SPDR Gold Shares, Expires 12/18/2020 at $190.00		10,000	166,670,000 USD	55,000
SPDR Gold Shares, Expires 12/18/2020 at $210.00		10,000	166,670,000 USD	15,000
SPDR Gold Shares, Expires 1/15/2021 at $190.00		15,000	250,005,000 USD	420,000
SPDR Gold Shares, Expires 1/15/2021 at $205.00		15,000	250,005,000 USD	135,000
SPDR Gold Shares, Expires 1/21/2022 at $220.00		250	4,166,750 USD	87,500
SPDR Gold Shares, Expires 1/21/2022 at $280.00		250	4,166,750 USD	30,625
SPX Volatility Index, Expires 12/16/2020 at $30.00		12,500	25,712,500 USD	937,500
SPX Volatility Index, Expires 12/16/2020 at $60.00		12,500	25,712,500 USD	156,250

Total Call Options Purchased (Premiums paid $37,138,456)				43,304,775

Put Options Purchased (0.6%)
Russell 2000 Index, Expires 1/15/2021 at $1,500.00		200	36,396,400 USD	143,000
S&P 500 Index, Expires 12/2/2020 at $3,460.00		2,000	724,326,000 USD	70,000
S&P 500 Index, Expires 12/2/2020 at $3,540.00		2,000	724,326,000 USD	328,000
S&P 500 Index, Expires 12/18/2020 at $2,300.00		1,000	362,163,000 USD	32,500
S&P 500 Index, Expires 12/18/2020 at $2,600.00		1,500	543,244,500 USD	116,250
S&P 500 Index, Expires 12/18/2020 at $2,950.00		1,100	398,379,300 USD	200,750
S&P 500 Index, Expires 12/18/2020 at $3,000.00		2,500	905,407,500 USD	531,250
S&P 500 Index, Expires 12/18/2020 at $3,250.00		1,100	398,379,300 USD	599,500
SPX Volatility Index, Expires 12/16/2020 at $18.00		7,000	14,399,000 USD	87,500
SPX Volatility Index, Expires 12/16/2020 at $19.00		3,300	6,788,100 USD	107,250
SPX Volatility Index, Expires 12/16/2020 at $23.00		14,000	28,798,000 USD	3,290,000
SPX Volatility Index, Expires 12/16/2020 at $26.00		7,000	14,399,000 USD	3,290,000
SPX Volatility Index, Expires 3/17/2021 at $17.00		14,000	28,798,000 USD	840,000

Total Put Options Purchased (Premiums paid $42,291,864)				9,636,000

Over the Counter Options Purchased (3.8%)
AUD / USD (Put 0.71) & USD / BRL (Put 5.20) & USD / MXN (Put 22.00) WO, Expires 12/11/2020 (b) ^	CITI	—	100,000,000 USD	200
AUD / USD (Put 0.73) & USD / BRL (Put 5.10) & USD / MXN (Put 22.10) WO, Expires 1/22/2021 (b) ^	CITI	—	100,000,000 USD	56,300
Dispersion Basket, 27% Volatility Strike, Expires 8/18/2021 (c) ^	UBS	—	15,000,000 USD	797,925
Dispersion Basket, 27% Volatility Strike, Expires 8/19/2021 (c) ^	UBS	—	15,000,000 USD	807,840
EUR / USD (Call 1.158) & EUR / MXN (Put 24.45) & EUR / RUB (Put 89.60) WO, Expires 12/18/2020 (b) ^	CITI	—	125,000,000 EUR	887,479
EUR / USD (Put 1.2227) & EUR / MXN (Put 20.461) & EUR / RUB (Put 74.70) WO, Expires 2/24/2021 (b) ^	CITI	—	250,000,000 USD	760,500
INR Call / EUR Put Binary, Expires 1/7/2022 at 78.00 INR	MS	—	5,000,000 EUR	102,430
NKY Index Put, Effective 6/11/2021, Expires 6/10/2022 at 19,000 JPY (d)	MS	360,000	9,516,103,200 JPY	2,424,217
NKY Index Put, Effective 12/10/2021, Expires 12/9/2022 at 20,000 JPY (d)	BNPP	620,000	16,388,844,400 JPY	4,041,996
NKY Index Put, Expires 12/11/2020 at 10,000 JPY	UBS	1,250	265,037,500 JPY	5,987
RTY Index Put, Expires 12/18/2020 at $1,600.00 KO <$1,350.00 (e)	BAML	750	136,486,500 USD	45,478
RTY Index Put, Expires 12/18/2020 at $1,600.00 KO <$1,350.00 (e)	MS	25,000	45,495,500 USD	15,159
RTY Index Put, Expires 6/18/2021 at $1,650.00 KO <$1,400.00 (e)	CITI	50,000	90,991,000 USD	805,617
RTY Index Put, Expires 6/18/2021 at $1,650.00 KO <$1,400.00 (e)	SG	50,000	90,991,000 USD	805,617
RTY Index Put, Effective 12/17/2021, Expires 12/15/2023 at $1,200.00 (d)	UBS	47,200	85,895,504 USD	5,259,681
RTY Index Put, Effective 12/17/2021, Expires 12/15/2023 at $1,350.00 (d)	UBS	25,000	45,495,500 USD	1,925,966
SPX Index Put, Expires 3/19/2021 at $3,200.00 VKO 25% (f)	BAML	25,000	9,054,075,000 USD	2,113,706
SPX Index Put, Expires 3/19/2021 at $3,200.00 VKO 28% (f)	BAML	25,000	9,054,075,000 USD	1,902,900
SPX Index Put, Expires 5/21/2021 at $3,250.00 VKO 23% (f)	BAML	25,000	9,054,075,000 USD	162,514
SPX Index Put, Expires 5/21/2021 at $3,250.00 VKO 26% (f)	BAML	25,000	9,054,075,000 USD	361,245
SPX Index Put, Expires 5/21/2021 at $3,388.94 KO <$3,032.20 (e)	BNPP	50,000	18,108,150,000 USD	1,048,406
SPX Index Put, Expires 6/18/2021 at $3,500.00 KO <$3,100.00 (e)	CS	50,000	18,108,150,000 USD	1,054,033
SPX Index Put, Expires 6/18/2021 at $3,500.00 KO <$3,100.00 (e)	SG	50,000	18,108,150,000 USD	1,054,033
SX5E Digital Call, Expires 12/17/2021 at 4,000 EUR	CITI	—	3,000,000 EUR	615,509
SX5E Digital Call, Expires 12/17/2021 at 4,000 EUR	UBS	—	5,000,000 EUR	1,025,849
SX5E Dividend Points Index Call, Expires 12/16/2022 at 105.00 pts	SG	100,000	9,100,000 EUR	258,848

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

			Notional /
	Counterparty	Contracts	Vega Notional	Value
SX5E Dividend Points Index Put, Expires 12/18/2020 at 115.00 pts	SG	400,000	36,400,000 EUR	$15,130,080
SX5E Index Put, Effective 12/17/2021, Expires 12/16/2022 at 2,800 EUR (d)	MS	15,000	523,881,000 EUR	1,379,201
SX5E Index Straddle, Effective 12/17/2021, Expires 12/16/2022 at 2,800 EUR (d)	MS	15,000	523,881,000 EUR	1,246,702
UKX Index Put, Effective 6/18/2021, Expires 6/16/2023 at 5,750 GBP (d)	MS	12,333	77,280,921 GBP	4,601,420
UKX Index Put, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (d)	MS	11,000	68,928,090 GBP	5,483,076
UKX Index Put, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (d)	MS	11,000	68,928,090 GBP	5,440,376
UKX Index Straddle, Effective 12/18/2020, Expires 12/16/2022 at 5,500 GBP (d)	MS	6,000	37,597,140 GBP	2,932,594
USD / CNH (Call 7.1205) & USD / BRL (Put 5.643) & USD / MXN (Put 24.164) WO, Expires 12/4/2020 (b) ^	UBS	—	125,000,000 USD	—
USD / CNH (Put 7.00) & USD / TWD (Call 28.50) WO, Expires 4/13/2021 (b) ^	CITI	—	100,000,000 USD	273,900
USD / TWD (Call 29.559) & USD / ZAR (Put 18.682) & USD / MXN (Put 24.3) WO, Expires 12/4/2020 (b) ^	UBS	—	125,000,000 USD	—
USD Call / EUR Put Binary, Expires 5/26/2021 at 1.05 EUR	CS	—	3,000,000 USD	15,642
USD Call / INR Put, Expires 5/17/2021 at 73.50 INR EKO <71.00 INR (e)	DB	—	100,000,000 USD	269,300
XAG / USD Call, Expires 2/18/2021 at $28.50 (g)	CITI	—	1,000,000 ounces	284,545

Total Over the Counter Options Purchased (Premiums paid $18,401,067)				65,396,271

Currency Options Purchased (0.1%)
USD Call / CNH Put, Expires 12/11/2020 at 6.85 CNH	DB	—	150,000,000 USD	4,616
USD Call / HKD Put, Expires 12/4/2020 at 7.80 HKD	MS	—	100,000,000 USD	—
USD Call / HKD Put, Expires 12/4/2020 at 7.80 HKD	UBS	—	100,000,000 USD	—
USD Call / HKD Put, Expires 2/24/2021 at 7.80 HKD	UBS	—	200,000,000 USD	85,000
USD Call / JPY Put, Expires 12/11/2020 at 106.50 JPY	UBS	—	170,000,000 USD	22,846
USD Call / RUB Put, Expires 5/21/2021 at 74.00 RUB	DB	—	75,000,000 USD	1,302,675

Total Currency Options Purchased (Premiums paid $4,087,487)				1,415,137

TOTAL OPTIONS PURCHASED (Premiums paid $101,918,875)				$119,752,183

		Shares
SHORT-TERM INVESTMENTS (57.4%)
Fidelity Investments Money Market Funds - Government Portfolio - Class I, 0.01% (h)		975,087,525		975,087,525
STIT Invesco Government & Agency Portfolio - Institutional Class, 0.01% (g) (h)		4,482,277		4,482,277

TOTAL SHORT-TERM INVESTMENTS (Cost $979,569,802)				$979,569,802

TOTAL INVESTMENTS (65.4%) (Cost $1,102,549,875)				$1,116,506,784

OTHER ASSETS IN EXCESS OF LIABILITIES (34.6%)				590,898,294

TOTAL NET ASSETS (100.0%)				$1,707,405,078

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: NKY Index - Nikkei 225 Index, RTY Index - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, XAG - Silver UKX - Financial Times Stock Exchange 100 Index

^	Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)

WO-Worst of Option. The final payout will equal the minimum value of the three components multiplied by the notional amount at expiration. If each of the returns is negative, the option will expire worthless.

(c)	Terms and underlying basket components are listed on the following page.
(d)	Forward starting options. The premium will be determined based on the level of implied volatility on effective date.
(e)	Position includes a knock-out (KO) term at level indicated. If the closing level is above or below the knock-out level, the option becomes worthless. European Knockout (EKO) term applies at maturity.
(f)	Position includes a variance knock-out (VKO) term at level indicated. Option expires worthless if realized variance is at or above square of volatility level indicated at maturity.
(g)	Position held in the Subsidiary. See Notes.
(h)	Rate quoted is seven-day yield at period end.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

The following tables provide information on the underlying components of each option on dispersion basket. Underlying components are equally weighted. The payout will equal the notional amount multiplied by the average absolute difference between the return of each underlying security and the return of the basket in excess of the strike. If the average difference is less than the strike, the option will expire worthless.

UBS Dispersion Basket, 27% Volatility Strike, Expires August 18, 2021

Effective August 20, 2020    Notional: $15,000,000

Initial Price Level ($)
Security	at August 18, 2020
Activision Blizzard, Inc.	83.13
BT Group plc	103.90
China Telecom Corp Ltd. - H Shares	2.81
Electronic Arts, Inc.	142.58
Hasbro, Inc.	78.65
Konami Holdings Corp.	3,860.00
Netflix, Inc.	491.87
Nintendo Co., Ltd.	52,830.00
Singapore Telecommunications Ltd.	2.35
Telefónica SA	3.53
Telstra Corp. Ltd.	3.06
Tencent Holdings Ltd.	512.00
Ubisoft Entertainment SA	68.94
WPP plc	607.60

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

UBS Dispersion Basket, 27% Volatility Strike, Expires August 19, 2021

Effective August 21, 2020 Notional: $15,000,000

Initial Price Level ($)
Security	at August 19, 2020
Activision Blizzard, Inc.	81.98
BT Group plc	105.50
China Telecom Corp Ltd. - H Shares	2.74
Electronic Arts, Inc.	141.86
Hasbro, Inc.	78.59
Konami Holdings Corp.	3,910.00
Netflix, Inc.	484.53
Nintendo Co., Ltd.	53,380.00
Singapore Telecommunications Ltd.	2.33
Telefónica SA	3.61
Telstra Corp. Ltd.	3.07
Tencent Holdings Ltd.	506.00
Ubisoft Entertainment SA	69.76
WPP plc	613.40

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

		Shares		Value
SECURITY SOLD SHORT (0.0%)
EXCHANGE TRADED FUND (0.0%)
iPath Series B S&P 500 VIX Short-Term Futures ETN		(100)		$(1,718)

TOTAL SECURITY SOLD SHORT (Premiums received $3,203)				$(1,718)

WRITTEN OPTIONS (-3.7%)

	Counterparty	Contracts	Notional
Call Options Written (-2.4%)
iShares Russell 2000 ETF, Expires 2/19/2021 at $167.00		(1,000)	(18,102,000) USD	$(1,848,000)
Invesco QQQ Trust, Expires 12/31/2020 at $287.00		(150)	(4,494,300) USD	(243,150)
Russell 2000 Index, Expires 12/18/2020 at $1,700.00		(900)	(163,783,800) USD	(12,208,500)
Russell 2000 Index, Expires 1/15/2021 at $1,650.00		(200)	(36,396,400) USD	(3,914,000)
S&P 500 Index, Expires 12/18/2020 at $3,515.00		(1,000)	(362,163,000) USD	(13,855,000)
S&P 500 Index, Expires 12/18/2020 at $3,680.00		(1,000)	(362,163,000) USD	(3,095,000)
S&P 500 Index, Expires 12/31/2020 at $3,700.00		(1,000)	(362,163,000) USD	(3,500,000)
SPDR Gold Shares, Expires 12/18/2020 at $200.00		(20,000)	(333,340,000) USD	(50,000)
SPDR Gold Shares, Expires 1/15/2021 at $198.00		(30,000)	(500,010,000) USD	(420,000)
SPDR Gold Shares, Expires 1/21/2022 at $250.00		(500)	(8,333,500) USD	(99,500)
SPX Volatility Index, Expires 12/16/2020 at $45.00		(25,000)	(51,425,000) USD	(562,500)
SPX Volatility Index, Expires 1/20/2021 at $28.00		(2,502)	(5,146,614) USD	(675,540)

Total Call Options Written (Premiums received $33,632,940)				(40,471,190)

Put Options Written (-0.7%)
Russell 2000 Index, Expires 1/15/2021 at $1,600.00		(200)	(36,396,400) USD	(297,000)
S&P 500 Index, Expires 12/2/2020 at $3,500.00		(4,000)	(1,448,652,000) USD	(260,000)
S&P 500 Index, Expires 12/18/2020 at $2,650.00		(2,000)	(724,326,000) USD	(175,000)
S&P 500 Index, Expires 12/18/2020 at $2,800.00		(3,000)	(1,086,489,000) USD	(375,000)
S&P 500 Index, Expires 12/18/2020 at $3,100.00		(2,200)	(796,758,600) USD	(638,000)
SPX Volatility Index, Expires 12/16/2020 at $22.00		(14,000)	(28,798,000) USD	(2,380,000)
SPX Volatility Index, Expires 12/16/2020 at $32.50		(3,500)	(7,199,500) USD	(3,710,000)
SPX Volatility Index, Expires 3/17/2021 at $23.00		(14,000)	(28,798,000) USD	(4,620,000)

Total Put Options Written (Premiums received $39,607,060)				(12,455,000)

			Notional /
			Vega Notional
Over the Counter Options Written (-0.6%)
EUR Call / INR Put, Expires 1/7/2022 at 82.00 INR KI <90 INR (a)	MS	—	(15,000,000) EUR	(1,950,861)
EUR Call / USD Put Binary, Expires 5/26/2021 at 1.2 EUR	CS	—	(3,000,000) USD	(1,510,032)
SX5E Dividend Points Index Call, Expires 12/16/2022 at 115.00 pts.	SG	(100,000)	(9,100,000) EUR	(39,364)
SX5E Dividend Points Index Put, Expires 12/16/2022 at 90.00 pts.	SG	(100,000)	(9,100,000) EUR	(1,027,638)
USD Call / RUB Put, Expires 5/21/2021 at 76.00 RUB KI >82 RUB (a)	DB	—	(25,000,000) USD	(1,039,400)
USD Call / TWD Put One Touch, Expires 2/4/2021 at 28.75 TWD (b)	UBS	—	(2,000,000) USD	(2,000,000)
USD Call / TWD Put One Touch, Expires 3/4/2021 at 28.50 TWD (b)	UBS	—	(2,000,000) USD	(2,000,000)
XAG / USD Call, Expires 2/18/2021 at $34.00 (c)	CITI	—	(1,500,000) USD	(119,298)

Total Over the Counter Options Written (Premiums received $8,305,323)				(9,686,593)

Currency Options Written (0.0%)
USD Call / CNH Put, Expires 12/11/2020 at 7.02 CNH	DB	—	(150,000,000) USD	(42)
USD Call / HKD Put, Expires 12/4/2020 at 7.90 HKD	UBS	—	(100,000,000) USD	—
USD Call / HKD Put, Expires 2/24/2021 at 7.90 HKD	UBS	—	(200,000,000) USD	(26,200)
USD Call / RUB Put, Expires 5/21/2021 at 69.00 RUB	DB	—	(75,000,000) USD	(318,375)

Total Currency Options Written (Premiums paid $1,145,737)				(344,617)

TOTAL WRITTEN OPTIONS (Premiums received $82,691,060)				$(62,957,400)

Counterparty abbreviations: CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviations: RTY Index - Russell 2000 Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index

(a)	Option includes a knock-in barrier where the option can be exercised only if the exchange rate falls below the indicated level before maturity.
(b)	Payment of notional is made if the USD / TWD exchange rate reaches indicated levels at expiration.
(c)	Position held in the Subsidiary. See Notes.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS

			Rate Paid /					Up Front
Buy / Sell	Reference		(Received)	Payment	Termination		Fair	Premium Paid /	Unrealized
Protection	Entity (a)	Counterparty	by the Fund	Frequency	Date	Notional	Value	(Received)	Gain / (Loss)
Buy	CDX EM 25	BAML	1.00%	Quarterly	6/20/21	$19,000,000	(100,092)	$158,361	$(258,453)
Buy	NJ STATE	MS	1.00%	Quarterly	6/20/23	7,000,000	(44,666)	(42,496)	(2,170)

TOTAL OF CREDIT DEFAULT SWAP CONTRACTS							$(144,758)	$115,865	$(260,623)

DIVIDEND SWAP CONTRACTS

Reference			Effective	Termination	Notional	Unrealized
Entity (a)(b)	Counterparty	Fixed Strike	Date	Date	Shares	Gain / (Loss)
HSCEI	BNPP	265.00	12/30/20	12/30/21	50,000	$140,304
RTY	BNPP	12.75	12/31/20	12/31/21	100,000	(9,921)
RTY	BNPP	13.00	12/31/20	12/31/21	50,000	(48,639)
RTY	BAML	13.25	1/1/21	12/31/21	125,000	(138,505)
SPX	BNPP	45.50	12/31/20	12/31/21	50,000	512,500
SPX	BNPP	49.60	12/31/21	12/30/22	50,000	232,500

TOTAL OF DIVIDEND SWAP CONTRACTS						$688,239

TOTAL RETURN SWAP CONTRACT

		Rate Paid / (Received)	Payment	Effective	Termination		Unrealized
Reference Entity (a)	Counterparty	by the Fund	Frequency	Date	Date	Notional	Gain / (Loss)
Best of SX5E / SPX / NKY (c) ^	UBS	58.50%	At Maturity	6/11/20	6/16/21	$25,000,000	$5,839,900

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, MS - Morgan Stanley

(a)	The following is a description of each reference entity:

CDX EM 25 – CDX Emerging Markets S25 1.00% June 20, 2021

NJ STATE – State of New Jersey 5.250% June 20, 2023

HSCEI – Hang Seng China Enterprises Index

NKY – Nikkei 225 Index

RTY – Russell 2000 Index

SPX – S&P 500 Index

SX5E – Euro Stoxx 50 Index

(b)	Payment to or from counterparty is based on the total dividends paid by underlying securities of the Index during the observation period.
(c)	Payment to or from counterparty is based on the best of weekly returns of SX5E, SPX and NKY indices relative to an equal weighted basket of the indices during the observation period.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

CORRELATION SWAP CONTRACTS ^

		Correlation	Effective	Termination	Vega	Unrealized
Underlying Positions (a)	Counterparty	Strike	Date	Date	Notional	Gain / (Loss)
Currency & Currency
EUR/USD FX & USD/CNH FX	MS	40.00%	9/10/20	9/10/21	(50,000) USD	$770,790
XAU/USD FX & EUR/USD FX	UBS	21.25%	4/28/20	1/27/21	20,000 USD	567,000

						1,337,790

Index & Currency
SX5E & EUR/GBP FX	MS	-25.00%	1/31/18	12/18/20	30,000 EUR	572,535
SX5E & EUR/USD FX	DB	-20.00%	10/2/18	12/18/20	25,000 EUR	959,860
SX5E & EUR/USD FX	DB	-21.50%	10/31/18	12/18/20	25,000 USD	1,056,576
SX5E & EUR/KRW FX	CITI	-48.00%	1/3/19	12/18/20	50,000 EUR	2,834,218
SX5E & EUR/USD FX	CS	-20.00%	1/22/19	12/18/20	25,000 USD	1,154,116
SX5E & EUR/GBP FX	CITI	-30.00%	1/8/19	12/17/21	25,000 EUR	741,287
SX5E & EUR/USD FX	DB	-21.00%	2/28/19	12/17/21	25,000 USD	812,305
SX5E & EUR/USD FX	DB	-21.00%	3/1/19	12/17/21	25,000 USD	812,036
SX5E & EUR/USD FX	CS	-15.00%	1/10/20	12/17/21	25,000 USD	822,949
SX5E & EUR/USD FX	BNPP	-16.00%	1/15/20	12/17/21	50,000 EUR	1,880,084
SX5E & EUR/KRW FX	MS	-40.00%	8/17/20	12/17/21	30,000 EUR	1,049,857
SX5E & EUR/USD FX	CITI	-22.00%	2/28/19	12/16/22	50,000 EUR	2,021,336
SX5E & EUR/USD FX	MS	-21.50%	3/4/19	12/16/22	44,500 EUR	1,772,608
SX5E & EUR/USD FX	CS	-17.00%	6/5/19	12/16/22	25,000 USD	921,609
SX5E & EUR/USD FX	CITI	-14.00%	6/8/20	12/16/22	60,000 USD	1,506,502
SX5E & EUR/KRW FX	CITI	-42.00%	7/29/20	12/16/22	50,000 EUR	1,752,838
SX5E & EUR/KRW FX	CITI	-42.00%	7/30/20	12/16/22	50,000 EUR	1,835,522
SX5E & EUR/USD FX	CS	-13.00%	8/5/20	12/16/22	25,000 USD	586,566
SX5E & EUR/KRW FX	CITI	-42.00%	8/7/20	12/16/22	50,000 EUR	1,896,175
SX5E & EUR/KRW FX	MS	-41.50%	8/14/20	12/16/22	30,000 EUR	740,158
SX5E & EUR/GBP FX	CITI	-29.00%	8/24/20	12/16/22	60,000 GBP	1,062,971
SX5E & EUR/USD FX	MS	-14.00%	8/3/20	12/15/23	25,000 EUR	753,558
SX5E & EUR/USD FX	CITI	-12.00%	8/14/20	12/15/23	50,000 EUR	1,441,875
SX5E & EUR/USD FX	BNPP	-14.00%	8/17/20	12/15/23	30,000 USD	866,521
SPX & USD/JPY FX	CITI	29.00%	10/26/20	12/17/21	50,000 USD	347,887

						30,201,949

Index & Index
SX5E & SPX	MS	76.50%	1/18/19	12/17/21	(50,000) USD	556,547

Index & Interest Rate
SPX & USSW10 FX	CITI	32.00%	11/15/19	12/18/20	75,000 USD	2,141,723

TOTAL OF CORRELATION SWAP CONTRACTS						$34,238,009

DISPERSION SWAP CONTRACTS ^

		Effective	Termination	Vega	Unrealized
Reference Entity (b)	Counterparty	Date	Date	Notional	Gain / (Loss)
NDX Custom Basket	CITI	7/22/20	1/15/21	300,000 USD	$909,804
NDX Custom Basket	BAML	7/28/20	1/15/21	300,000 USD	841,737
SPX Custom Basket	BAML	12/10/19	6/18/21	200,000 EUR	1,479,662
SPX Custom Basket	BAML	1/24/20	6/18/21	400,000 EUR	178,126
SPX Custom Basket	BAML	2/19/20	6/18/21	300,000 EUR	1,475,289
SPX Custom Basket	BAML	8/27/20	12/17/21	375,000 EUR	1,860,517
SPX Custom Basket	BAR	5/29/20	1/15/21	500,000 USD	1,344,793
SPX Custom Basket	BAR	6/22/20	1/15/21	250,000 USD	673,620
SPX / SX5E & ASX200 Custom Basket (c)	UBS	12/5/19	12/18/20	225,000 USD	1,427,205
SX7E Custom Basket	BAML	9/18/19	12/18/20	300,000 EUR	(278,693)
SX5E / SPX Equal Weight Geometric Dispersion	MS	2/14/19	12/18/20	400,000 USD	2,667,739
SX5E / SPX Equal Weight Geometric Dispersion	BAML	7/10/20	12/17/21	500,000 USD	4,607,944
SX5E / UKX Equal Weight Geometric Dispersion	MS	7/1/20	12/16/22	500,000 EUR	2,149,079

TOTAL OF DISPERSION SWAP CONTRACTS					$19,336,822

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BNPP - BNP Paribas, BAR - Barclays, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

Reference entity abbreviation: NDX - NASDAQ 100 Stock Index, SPX - S&P 500 Index, SX5E - Euro Stoxx 50 Index, SX7E - Euro Stoxx Banks Index, UKX - Financial Times Stock Exchange 100 Index, USSW10 - Standard Fixed-vs-floating (3M Libor) US Dollar Swaps with 10-Year Maturity, XAU - Gold

^	Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.
(a)

Payment to or from counterparty is based on the realized correlation between each pair of underlying positions listed in each swap’s description from effective date until termination date. Payment occurs at termination date.

(b)	The table on the following page provides information on the underlying components of the dispersion swap contracts. Payment occurs at termination date.
(c)	A portion of the short notional exposure was closed as indicated in the dispersion basket detail.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

CITI NDX Custom Basket

Effective date: July 22, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg’s underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Citigroup is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional
NDX Index	30.45%	(300,000)	USD
Apple Inc.	33.15	15,000
Microsoft Corp.	35.65	15,000
Amazon.com Inc.	41.85	15,000
Facebook Inc. Cl. A	39.30	15,000
Alphabet Inc. Cl. A	33.50	15,000
Alphabet Inc. Cl. C	33.30	15,000
Intel Corp.	34.25	15,000
Netflix Inc.	46.05	15,000
Adobe Inc.	38.50	15,000
PayPal Holdings Inc.	41.90	15,000
Cisco Systems Inc.	32.15	15,000
Comcast Corp. Cl. A	33.10	15,000
PepsiCo Inc.	25.70	15,000
Amgen Inc.	32.05	15,000
Costco Wholesale Corp.	25.65	15,000
T-Mobile US Inc.	35.40	15,000
Broadcom Inc.	39.60	15,000
Texas Instruments Inc.	36.15	15,000
Charter Communications Inc.	29.10	15,000
QUALCOMM Inc.	39.45	15,000

Bank of America Merrill Lynch NDX Custom Basket

Effective date: July 28, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg’s underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional
NDX Index	31.61%	(300,000)	USD
Apple Inc.	35.31	15,000
Microsoft Corp.	35.88	15,000
Amazon.com Inc.	44.01	15,000
Facebook Inc. Cl. A	40.81	15,000
Alphabet Inc. Cl. A	35.31	15,000
Alphabet Inc. Cl. C	35.19	15,000
Netflix Inc.	46.76	15,000
Adobe Inc.	39.52	15,000
Intel Corp.	38.11	15,000
PayPal Holdings Inc.	42.55	15,000
Cisco Systems Inc.	33.80	15,000

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

	Volatility	Vega
Underlying Security	Strike	Notional
Comcast Corp. Cl. A	32.87%	15,000	USD
PepsiCo Inc.	26.48	15,000
Amgen Inc.	32.86	15,000
Costco Wholesale Corp.	27.29	15,000
T-Mobile US Inc.	35.96	15,000
Broadcom Inc.	39.86	15,000
Texas Instruments Inc.	36.89	15,000
Charter Communications Inc.	30.08	15,000
QUALCOMM Inc.	41.69	15,000

Bank of America Merrill Lynch SPX Custom Basket

Effective date: December 10, 2019 Termination Date: June 18, 2021

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional
SPX Index	19.70%	(200,000)	EUR
Sanofi	22.08	11,112	EUR
TOTAL S.A.	20.99	11,112	EUR
Royal Dutch Shell plc	20.08	11,112	EUR
Eni SpA	20.29	11,112	EUR
Enel SpA	22.36	11,112	EUR
Anheuser-Busch InBev SA/NV	24.38	11,112	EUR
Aktiebolaget Volvo	26.52	117,093	SEK
Credit Agricole S.A.	27.18	11,112	EUR
SSAB AB - A Shares	31.83	117,093	SEK
Danone SA	18.59	11,112	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

	Volatility	Vega
Underlying Security	Strike	Notional
Air Liquide SA	19.64%	11,112	EUR
Compagnie de Saint-Gobain	26.58	11,112	EUR
Telecom Italia SpA	28.15	11,112	EUR
adidas AG	27.33	11,112	EUR
Volkswagen AG	27.13	11,112	EUR
Straumann Holding AG	23.89	12,146	CHF
Georg Fischer AG	23.00	12,146	CHF
UBS Group AG	24.81	12,146	CHF

Bank of America Merrill Lynch SPX Custom Basket

Effective date: January 24, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

	Volatility	Vega
Underlying Security	Strike	Notional
SPX Index	17.80%	(400,000)	EUR
Natixis SA	25.60	17,000	EUR
Gazprom PJSC	28.70	8,816	USD
Air Liquide SA	19.94	17,000	EUR
RWE AG	27.64	16,000	EUR
E.ON SE	21.34	15,000	EUR
Intesa Sanpaolo SpA	27.81	8,000	EUR
Eni SpA	18.94	15,000	EUR
Barclays plc	26.38	14,348	GBP
Rio Tinto plc	27.97	13,504	GBP
AXA SA	19.93	17,000	EUR
Sanofi	20.64	17,000	EUR
Total SA	19.62	17,000	EUR
Air France	39.87	17,000	EUR
Accor SA	23.73	17,000	EUR
Engie SA	22.70	14,000	EUR
Royal Dutch Shell plc	18.50	11,000	EUR
Unilever NV	18.43	17,000	EUR
Cie Financiere Richemont SA	24.73	18,207	CHF
LafargeHolcim Ltd.	22.26	16,065	CHF
Geberit AG	19.22	18,207	CHF
Sika AG	24.96	12,852	CHF
Roche Holding AG	18.36	18,207	CHF
GlaxoSmithKline plc	19.79	14,348	GBP
Deutsche Telekom AG	17.91	16,000	EUR
Mediobanca Banca di Credito Finanziario SpA	23.30	17,000	EUR
Fresenius SE & Co KGaA	25.02	16,000	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Bank of America Merrill Lynch SPX Custom Basket

Effective date: February 19, 2020 Termination Date: June 18, 2021

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	18.00%	(300,000)	EUR
TOTAL S.A.	19.24	15,789	EUR
Sanofi	19.63	15,789	EUR
UniCredit SpA	31.11	15,789	EUR
LVMH Moet Hennessy Louis Vuitton SE	24.71	15,789	EUR
Enel SpA	21.59	15,789	EUR
Unilever NV	17.32	15,789	EUR
Saipem SpA	31.27	15,789	EUR
Eni SpA	18.75	15,789	EUR
Suez	23.54	15,789	EUR
Assicurazioni Generali SpA	18.19	15,789	EUR
Orange SA	18.23	15,789	EUR
STMicroelectronics NV	37.47	15,789	EUR
ABB Ltd.	21.50	16,773	CHF
Straumann Holding AG	24.09	16,773	CHF
Allianz SE	18.50	15,789	EUR
BP plc	22.10	13,185	GBP
The Royal Bank of Scotland Group	27.64	13,185	GBP
Barclays plc	25.22	13,185	GBP
Glencore plc	33.92	13,185	GBP

Bank of America Merrill Lynch SPX Custom Basket

Effective date: August 27, 2020 Termination Date: December 17, 2021

Swap has two legs. The first leg’s underlying reference is the NDX Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	25.40%	(375,000)	EUR
Apple Inc.	20.54	33,504	CHF
Microsoft Corp.	30.37	31,238	EUR
Amazon.com Inc.	30.63	31,238	EUR
Facebook Inc. Cl. A	28.90	31,238	EUR
Alphabet Inc. Cl. A	23.65	31,238	EUR
Alphabet Inc. Cl. C	24.12	31,238	EUR
Netflix Inc.	33.45	31,238	EUR
Adobe Inc.	29.24	31,238	EUR
Intel Corp.	23.66	31,238	EUR
PayPal Holdings Inc.	28.89	33,504	CHF
Cisco Systems Inc.	40.75	31,238	EUR
Comcast Corp. Cl. A	28.67	31,238	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Barclays SPX Custom Basket

Effective date: May 29, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Barclays is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	28.00%	(500,000)	USD
Microsoft Corp.	32.20	51,200
Apple Inc.	36.40	49,100
Amazon.com Inc.	33.83	37,050
Facebook Inc. Cl. A	37.77	19,950
Alphabet Inc. Cl. A	31.68	15,750
Alphabet Inc. Cl. C	32.09	15,700
Johnson & Johnson	27.75	14,250
Berkshire Hathaway Inc. Cl. B	29.96	13,300
Visa Inc. Cl. A	35.60	12,250
JPMorgan Chase & Co.	45.08	11,400
The Proctor & Gamble Co.	27.49	10,650
UnitedHealth Group Inc.	37.98	10,550
Intel Corp.	38.53	10,000
Home Depot Inc.	33.92	9,950
Mastercard Inc. Cl. A	36.66	9,900
Verizon Communications Inc.	27.51	8,450
AT&T Inc.	35.52	8,250
NVIDIA Corp.	50.24	7,750
Pfizer Inc.	28.79	7,750
The Walt Disney Co.	40.49	7,750
Merck & Co. Inc.	30.71	7,450
Bank of America Corp.	47.55	7,350
Cisco Systems Inc.	33.67	7,150
Exxon Mobil Corp.	46.11	7,000
Adobe Inc.	41.32	6,800
PepsiCo Inc.	30.83	6,750
Netflix Inc.	46.18	6,750
The Coca-Cola Company	31.17	6,600
Comcast Corp. Cl. A	37.33	6,550
PayPal Holdings Inc.	40.84	6,500
Walmart Inc.	28.14	6,450
Chevron Corp.	43.04	6,300
Abbott Laboratories	36.03	5,950
AbbVie Inc.	34.74	5,900
salesforce.com inc.	38.47	5,650
McDonald’s Corp.	31.76	5,250
Bristol-Myers Squibb Co.	33.37	5,200

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Underlying Security	Volatility Strike	Vega Notional
Thermo Fisher Scientific Inc.	32.62%	5,100	USD
Costco Wholesale Corp.	27.21	5,000
Amgen Inc.	33.03	4,900
Medtronic plc	36.01	4,750
Eli Lilly & Co.	35.35	4,700
Accenture plc Cl. A	36.54	4,700
NextEra Energy Inc.	32.00	4,550
Nike Inc. Cl. B	36.78	4,500
Union Pacific Corp.	33.28	4,350
Oracle Corp.	31.97	4,300
American Tower Corp.	39.48	4,200
Philip Morris International Inc.	34.38	4,200
Broadcom Inc.	39.49	4,200

Barclays SPX Custom Basket

Effective date: June 22, 2020 Termination Date: January 15, 2021

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from Barclays is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	29.80%	(250,000)	USD
Microsoft Corp.	33.80	27,100
Apple Inc.	36.88	26,025
Amazon.com Inc.	34.97	20,250
Facebook Inc. Cl. A	37.46	10,325
Alphabet Inc. Cl. A	32.61	7,750
Alphabet Inc. Cl. C	32.81	7,575
Johnson & Johnson	28.14	6,725
Berkshire Hathaway Inc. Cl. B	31.45	6,250
Visa Inc. Cl. A	33.60	5,925
JPMorgan Chase & Co.	46.16	5,300
The Proctor & Gamble Co.	29.94	5,250
UnitedHealth Group Inc.	42.59	4,925
Mastercard Inc. Cl. A	36.81	4,800
Home Depot Inc.	36.95	4,800
Intel Corp.	40.64	4,525
Verizon Communications Inc.	26.06	4,150
NVIDIA Corp.	48.47	4,150
AT&T Inc.	37.44	3,850
Adobe Inc.	41.31	3,750
The Walt Disney Co.	40.04	3,725
Netflix Inc.	45.64	3,625
PayPal Holdings Inc.	42.26	3,550
Exxon Mobil Corp.	49.97	3,475
Merck & Co. Inc.	30.87	3,475
Bank of America Corp.	49.74	3,450

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Underlying Security	Volatility Strike	Vega Notional
Cisco Systems Inc.	37.80%	3,450	USD
Pfizer Inc.	31.94	3,275
PepsiCo Inc.	29.16	3,275
The Coca-Cola Company	33.13	3,175
Comcast Corp. Cl. A	38.17	3,150
Walmart Inc.	28.20	3,075
salesforce.com inc.	40.61	3,075
Chevron Corp.	43.10	3,050
AbbVie Inc.	35.52	3,050
Abbott Laboratories	36.03	2,850
McDonald’s Corp.	33.61	2,500
Thermo Fisher Scientific Inc.	32.87	2,500
Amgen Inc.	32.72	2,475
Eli Lilly & Co.	35.54	2,425
Costco Wholesale Corp.	26.63	2,375
Accenture plc	39.45	2,300
Bristol-Myers Squibb Co.	37.95	2,275
Medtronic plc	38.41	2,225
Broadcom Inc.	41.42	2,225
Nike Inc. Cl. B	39.09	2,175
NextEra Energy Inc.	35.68	2,150
American Tower Corp.	41.45	2,075
Texas Instruments Inc.	38.91	2,050
Oracle Corp.	33.94	2,050
Union Pacific Corp.	41.16	2,050

UBS SPX / SX5E & ASX200 Custom Basket

Effective date: December 5, 2019 (EUR) and December 6, 2019 (AUD) Termination Date: December 18, 2020

Swap has two legs. The first leg’s underlying reference is the SPX Index. The second leg references a basket of underlying securities listed below. Payment to or from UBS is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
SPX Index	19.25%	(166,000)	USD
Air Liquide SA	20.25	5,335	EUR
Schneider Electric SE	24.95	5,335	EUR
Deutsche Boerse AG	22.34	5,335	EUR
Iberdrola SA	17.94	5,335	EUR
Siemens AG	23.08	5,335	EUR
CRH plc	23.63	5,335	EUR
Sanofi	23.45	5,335	EUR
Volkswagen AG	28.72	5,335	EUR
Fresenius SE & Co KGaA	26.94	5,335	EUR
Total SA	21.32	5,335	EUR
BNP Paribas SA	26.40	5,335	EUR
Telefonica SA	21.64	5,335	EUR
adidas AG	29.00	5,335	EUR
Engie SA	21.64	5,335	EUR
Orange SA	19.76	5,335	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Underlying Security	Volatility Strike	Vega Notional
L’Oreal SA	23.35%	5,335	EUR
SAP SE	24.86	5,335	EUR
Anheuser-Busch InBev SA	24.42	5,335	EUR
Danone SA	19.12	5,335	EUR
Koninklijke Philips NV	24.49	5,335	EUR
Commonwealth Bank of Australia	17.94	8,668	AUD
CSL Ltd.	23.09	8,668	AUD
BHP Group Ltd.	23.95	8,668	AUD
Westpac Banking Corp.	18.73	8,668	AUD
Woolworths Group Ltd.	18.44	8,668	AUD
Wesfarmers Ltd.	19.11	8,668	AUD
Telstra Corp. Ltd.	21.59	8,668	AUD
Transurban Group	18.81	8,668	AUD
Rio Tinto Ltd.	24.18	8,668	AUD
Woodside Petroleum Ltd.	21.82	8,668	AUD
Newcrest Mining Ltd.	29.27	8,668	AUD
Sydney Airport	20.85	8,668	AUD
Coles Group Ltd.	21.55	8,668	AUD
ASX Ltd.	20.19	8,668	AUD
Amcor plc	20.00	8,668	AUD
James Hardie Industries plc	25.66	8,668	AUD
Boral Ltd.	27.41	8,668	AUD
Bank of Queensland Ltd.	22.10	8,668	AUD

Bank of America Merrill Lynch SX7E Custom Basket

Effective date: September 18, 2019 Termination Date: December 18, 2020

Swap has two legs. The first leg’s underlying reference is the SX7E Index. The second leg references a basket of underlying securities listed below. Payment to or from Bank of America Merrill Lynch is based on the comparative variance of the underlying components of each leg.

Underlying Security	Volatility Strike	Vega Notional
Euro Stoxx Banks Index	27.70%	(300,000)	EUR
STOXX 600 Automobiles & Parts (Price) Index	24.50	30,000	EUR
Banco Bilbao Vizcaya Argenta	28.10	30,000	EUR
Banco Santander SA	29.27	30,000	EUR
BNP Paribas SA	26.61	30,000	EUR
UniCredit SpA	35.23	30,000	EUR
ING Groep NV	28.60	30,000	EUR
ABN AMRO Bank NV - CVA	26.89	30,000	EUR
Societe Generale SA	30.96	30,000	EUR
Deutsche Bank AG - Registered	38.65	30,000	EUR
Credit Agricole SA	28.17	30,000	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Morgan Stanley SX5E / SPX Equal Weight Geometric Dispersion

Effective date: February 14, 2019 Termination Date: December 18, 2020

The payout the swap is based on the realized variance of each of the SX5E and SPX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period. Change in underlying referenced indices are only included when the values are above the indicated barriers.

Underlying Security	Volatility Strike	Vega Notional
SX5E Up Variance (1,592)	18.00%	200,000	USD
SPX Up Variance (1,370)	18.75	200,000	USD
Basket (50% SX5E / 50% SPX)	18.21	(400,000)	USD

Bank of America Merrill Lynch SX5E / SPX Equal Weight Geometric Dispersion

Effective date: July 10, 2020 Termination Date: December 17, 2021

The payout the swap is based on the realized variance of each of the SX5E and SPX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period.

Underlying Security	Volatility Strike	Vega Notional
SX5E Index	28.15%	250,000	USD
SPX Index	30.00	250,000	USD
Basket (50% SPX / 50% SX5E)	27.90	(500,000)	USD

Morgan Stanley SX5E / UKX Equal Weight Geometric Dispersion

Effective date: July 1, 2020 Termination Date: December 16, 2022

The payout the swap is based on the realized variance of each of the SX5E and UKX Indices relative to established strike prices in excess of an equal weighted basket of the two Indices relative to the strike for the basket during the observation period.

Underlying Security	Volatility Strike	Vega Notional
SX5E Index	29.80%	250,000	EUR
UKX Index	25.55	250,000	EUR
Basket (50% SX5E / 50% UKX)	27.05	(500,000)	EUR

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Commodity Contracts
Gold (XAU) Variance (a)	CITI	22.80%	2/24/21	2/24/22	250,000	USD	$(457,993)
Gold (XAU) Variance (a)	CITI	16.75%	2/24/21	2/24/22	(250,000)	USD	(1,154,364)

Total Commodity Contracts							(1,612,357)

Currency Contracts
AUD / JPY Volatility	UBS	11.39%	3/4/20	12/16/21	750,000	AUD	1,705,734
BRL / JPY Concave Volatility	DB	11.35%	2/10/21	2/9/22	30,000,000	JPY	3,432,721
BRL / JPY Concave Volatility	DB	11.35%	2/12/21	2/16/22	20,000,000	JPY	1,354,287
BRL / JPY Concave Volatility	CITI	11.30%	2/17/21	2/17/22	25,000,000	JPY	1,691,915
BRL / JPY Concave Volatility	CITI	11.25%	2/18/21	2/17/22	25,000,000	JPY	1,703,184
GBP / USD Concave Volatility	CITI	6.95%	6/11/20	12/10/20	150,000	USD	280,703
GBP / USD Volatility	DB	10.85%	2/14/19	2/17/21	(250,000)	USD	481,129
GBP / USD Volatility	DB	7.74%	1/31/20	2/2/22	350,000	USD	1,063,722
GBP / USD Volatility	MS	7.79%	1/31/20	2/2/22	400,000	USD	1,181,301
EUR / GBP Concave Volatility	DB	6.05%	5/20/21	11/22/21	500,000	EUR	718,813
NOK / SEK Volatility	DB	6.75%	2/14/19	2/17/21	2,162,500	NOK	514,170
USD / CNH Volatility	DB	6.70%	9/23/20	9/17/21	(250,000)	USD	64,791
USD / CNH Volatility	UBS	6.50%	10/8/20	10/11/21	(250,000)	USD	46,655
USD / CNH Volatility	DB	6.55%	10/9/20	10/11/21	(250,000)	USD	59,147
USD / JPY Leveraged Volatility Cap 12.50% (b)(c)	MS	6.50%	9/22/20	9/21/21	500,000	USD	246,505
USD / JPY Leveraged Volatility KO 12.30% (b)(d)	DB	7.30%	1/25/21	1/25/22	500,000	USD	1,283,706
USD / JPY Concave Volatility	DB	6.75%	3/15/21	3/15/22	250,000	USD	142,113
USD / JPY Volatility	MS	7.275%	1/30/20	12/16/22	400,000	USD	489,899
USD / JPY Leveraged Volatility Cap 11.50% (b)(c)	DB	7.05%	8/12/21	8/14/23	250,000	USD	544,410
USD / JPY Leveraged Volatility Cap 12.00% (b)(c)	UBS	5.90%	7/27/22	7/25/24	250,000	USD	372,879
USD / JPY Leveraged Volatility Cap 12.00% (b)(c)	UBS	5.90%	8/1/22	8/1/24	250,000	USD	370,347

Total Currency Contracts							17,748,131

Equity Contracts
Index Contracts
AS51 - S&P/ASX 200 Index
AS51 Variance	UBS	24.00%	8/25/20	3/18/21	557,952	AUD	(451,663)
AS51 Variance	UBS	24.00%	8/27/20	3/18/21	552,960	AUD	(956,803)
AS51 Variance	UBS	25.20%	9/2/20	3/18/21	408,240	AUD	(1,705,224)
AS51 Variance	UBS	24.20%	8/24/20	6/17/21	557,955	AUD	(264,376)
AS51 Variance	UBS	19.16%	3/4/20	12/16/21	(187,500)	AUD	(1,268,029)
AS51 Volatility	UBS	22.26%	8/21/20	12/16/21	70,000	AUD	(109,113)

							(4,755,208)

DAX - German Stock Index
DAX Corridor Variance (9,247.70 / 14,532.10) (f) ^	MS	18.30%	11/14/19	12/18/20	250,000	USD	8,308,188
DAX Up Variance (10,264) (e)	MS	21.70%	8/20/20	12/17/21	350,000	EUR	4,048,757

							12,356,945

HSCEI - Hang Seng China Enterprises Index
HSCEI Variance	SG	22.80%	9/11/19	12/30/20	(556,781)	HKD	129,389
HSCEI Corridor Variance (7,392 / 11,616) (f) ^	CITI	20.00%	1/29/20	12/30/20	250,000	USD	2,616,938
HSCEI Corridor Variance (8,765 / 13,148) (f) ^	UBS	19.00%	2/17/20	12/30/20	1,165,080	HKD	1,472,990
HSCEI Corridor Variance (7,607.91 and 11,955.29) (f) ^	DB	22.90%	6/28/18	12/30/20	150,000	USD	182,110
HSCEI Corridor Variance (7,410.20 / 11,644.60) (f) ^	MS	20.80%	1/30/20	12/17/21	200,000	USD	1,252,200
HSCEI Up Variance (7,070.09) (e)	CITI	23.70%	5/22/20	12/30/21	796,320	HKD	335,450
HSCEI Up Variance (7,100) (e)	UBS	23.80%	5/22/20	12/30/21	1,551,760	HKD	627,705
HSCEI Up Variance (7,680) (e)	UBS	23.00%	8/14/20	12/30/21	1,936,600	HKD	223,304

							6,840,086

KOSPI - KOSPI 200 Index
KOSPI Variance	DB	18.60%	12/12/19	12/10/20	500,000	USD	6,589,172
KOSPI Volatility	SG	19.35%	12/12/19	12/10/20	456,000,000	KRW	8,155,280
KOSPI Variance	UBS	36.00%	3/26/20	12/10/20	245,664,000	KRW	(1,610,214)
KOSPI Corridor Variance (201 / 316) (f) ^	SG	15.90%	10/10/18	12/18/20	250,000	USD	2,424,548
KOSPI Corridor Variance (195.04 / 306.49) (f) ^	DB	16.90%	10/19/18	12/18/20	250,000	USD	1,927,829
KOSPI Corridor Variance (159.99 / 266.65) (f) ^	CITI	18.00%	5/22/19	6/10/21	250,000	USD	3,151,132
KOSPI Up Variance (217.00) (e)	UBS	23.90%	9/1/20	6/10/21	355,345,200	KRW	208,941
KOSPI Up Variance (219.513) (e)	BNPP	22.15%	8/25/20	12/9/21	296,250,000	KRW	(443,546)
KOSPI Up Variance (219.38) (e)	UBS	21.90%	8/25/20	12/9/21	474,441,600	KRW	(599,354)
KOSPI Up Variance (223.9) (e)	UBS	17.60%	3/5/20	12/8/22	271,796,800	KRW	5,568,714
KOSPI Up Variance (220.08) (e)	BAML	18.15%	3/6/20	12/8/22	357,696,000	KRW	4,900,796

							30,273,298

NDX - NASDAQ 100 Stock Index
NDX Variance KO 12,595.64 (d)	CS	44.00%	8/28/20	6/18/21	(500,000)	USD	3,218,358

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
NKY - Nikkei 225 Index
NKY Up Variance (9,615) (e)	BAML	21.65%	2/17/17	12/11/20	56,375,000	JPY	$564,063
NKY Up Variance (14,776) (e)	SG	18.30%	6/26/19	12/11/20	53,750,000	JPY	6,159,330
NKY Corridor Variance (14,903.17 / 23,419.26) (f) ^	DB	19.80%	3/13/19	12/11/20	33,600,000	JPY	1,458,341
NKY Corridor Variance (15,040 / 23,634) (f) ^	SG	17.70%	8/1/19	12/11/20	350,000	USD	3,436,511
NKY Up Variance (14,760.61) (e)	DB	18.35%	6/26/19	12/18/20	53,750,000	JPY	6,031,360
NKY Variance	UBS	25.10%	8/21/20	6/11/21	42,288,480	JPY	200,037
NKY Corridor Variance (16,840 / 26,464) KO 26,464 (d)(f) ^	SG	16.70%	1/21/20	12/9/22	11,000,000	JPY	775,128
NKY Volatility	BNPP	20.20%	3/3/20	12/9/22	(22,000,000)	JPY	(635,447)
NKY Up Variance (12,649.64) (e)	BNPP	20.70%	3/3/20	12/9/22	22,000,000	JPY	2,384,524
NKY Volatility	BNPP	19.85%	3/5/20	12/9/22	(22,000,000)	JPY	(694,620)
NKY Up Variance (12,797.47) (e)	BNPP	20.25%	3/5/20	12/9/22	22,000,000	JPY	2,640,022
NKY Up Variance (17,984) (e)	UBS	20.75%	7/10/20	12/9/22	53,950,000	JPY	1,680,672
NKY Up Variance (18,520) (e)	UBS	20.50%	8/14/20	12/9/22	26,650,000	JPY	751,699
NKY Up Variance (18,505) (e)	UBS	20.50%	8/17/20	12/9/22	53,300,000	JPY	1,694,271
NKY Corridor Variance (18,197 / 27,295) (f) ^	SG	18.75%	12/11/20	12/9/22	16,092,000	JPY	317,120

							26,763,011

RTY - Russell 2000 Index
RTY Volatility	BAML	19.00%	6/6/19	12/18/20	200,000	USD	3,426,086
RTY Volatility	MS	18.83%	6/6/19	12/18/20	400,000	USD	6,918,239
RTY Up Variance (1,051.03) (e)	UBS	21.20%	10/7/19	12/18/20	300,000	USD	10,492,820
RTY Down Variance (1,500) (g)	CS	47.00%	6/30/20	12/18/20	(250,000)	USD	3,483,949
RTY Up Variance (1,250) (e)	CS	30.00%	6/30/20	12/18/20	250,000	USD	(29,851)
RTY Variance	CS	36.10%	8/28/20	6/18/21	400,000	USD	(73,572)
RTY Up Variance (919.20) (e)	MS	29.20%	3/27/20	12/17/21	250,000	USD	2,561,608
RTY Up Variance (914.88) (e)	MS	29.70%	3/31/20	12/17/21	300,000	USD	2,537,579
RTY Up Variance (1,000) (e)	MS	28.00%	5/20/20	12/17/21	250,000	USD	1,584,755
RTY Up Variance (854.58) (e)	CITI	29.50%	7/1/20	12/17/21	250,000	USD	959,576
RTY Up Variance (886.96) (e)	CS	30.00%	7/15/20	12/17/21	300,000	USD	998,935
RTY Up Variance (892.507) (e)	CS	28.00%	7/21/20	12/17/21	300,000	USD	1,668,797
RTY Up Variance (888) (e)	BAML	30.00%	7/28/20	12/17/21	300,000	USD	1,032,375
RTY Up Variance (881.853) (e)	MS	29.00%	7/28/20	12/17/21	150,000	USD	690,074
RTY Up Variance (897.061) (e)	CS	29.50%	7/30/20	12/17/21	450,000	USD	1,779,897
RTY Up Variance (910.328) (e)	CS	28.80%	8/4/20	12/17/21	300,000	USD	1,426,734
RTY Up Variance (927,742) (e)	CS	28.40%	8/5/20	12/17/21	300,000	USD	1,547,134
RTY Up Variance (941.511) (e)	CS	28.50%	8/7/20	12/17/21	300,000	USD	1,500,200
RTY Up Variance (947.872) (e)	CS	28.25%	8/13/20	12/17/21	480,000	USD	3,784,072
RTY Up Variance (951.28) (e)	MS	27.80%	8/17/20	12/17/21	300,000	USD	1,798,885
RTY Up Variance (931.486) (e)	CS	28.35%	8/21/20	12/17/21	400,000	USD	2,276,577
RTY Up Variance (937.1286) (e)	MS	28.50%	8/31/20	12/17/21	600,000	USD	2,209,236
RTY Variance	BAML	22.40%	12/18/20	12/17/21	250,000	USD	3,302,228
RTY Variance	BAML	22.75%	12/18/20	12/17/21	150,000	USD	1,994,802
RTY Up Variance (894.085) (e)	CS	27.75%	7/22/20	6/17/22	300,000	USD	1,444,657
RTY Up Variance (894.122) (e)	CS	27.50%	7/23/20	6/17/22	225,000	USD	1,136,251
RTY Variance	UBS	32.75%	4/14/20	12/16/22	250,000	USD	928,017
RTY Up Variance (812.55) (e)	CS	20.35%	12/17/21	12/15/23	200,000	USD	5,611,346
RTY Up Variance (797.559) (e)	CS	20.50%	12/17/21	12/15/23	250,000	USD	6,840,233

							73,831,639

SPX - S&P 500 Index
SPX Corridor Volatility (1,979.74 / 2,969.61) (f) ^	MS	19.65%	6/6/19	12/11/20	(400,000)	USD	(5,613,669)
SPX Corridor Variance (1,982.51 / 2,973.76) (f) ^	BAML	19.90%	6/6/19	12/11/20	(200,000)	USD	(1,659,892)
SPX Corridor Variance (2,052.40 / 3,078.60) (f) ^	UBS	19.75%	6/26/19	12/11/20	(550,000)	USD	(6,370,973)
SPX Corridor Variance (NKY 15,040 / 23,634) (f) ^	SG	17.80%	8/1/19	12/11/20	(350,000)	USD	(4,973,515)
SPX Variance	BAML	20.90%	2/17/17	12/18/20	(500,000)	USD	(123,962)
SPX Corridor Variance (SX5E 2,072.12 /3,453.54) (f) ^	MS	22.20%	6/1/18	12/18/20	(450,000)	USD	(789,437)
SPX Corridor Variance (KOSPI 201 / 316) (f) ^	SG	18.05%	10/10/18	12/18/20	(250,000)	USD	(2,318,779)
SPX Corridor Variance (KOSPI 195.04 / 306.49) (f) ^	DB	19.70%	10/19/18	12/18/20	(250,000)	USD	(1,642,718)
SPX Up Variance (1,818) (e)	BAML	18.05%	1/15/19	12/18/20	(500,000)	USD	(5,125,819)
SPX Variance	BAML	21.00%	1/15/19	12/18/20	500,000	USD	4,471,262
SPX Corridor Variance (1,979.18 / 2,968.77) (f) ^	UBS	20.00%	5/28/19	12/18/20	(150,000)	USD	(275,171)
SPX Corridor Variance (RTY 1,051.03 / 1,606.57) (f) ^	UBS	21.60%	10/7/19	12/18/20	(300,000)	USD	(2,047,809)
SPX Corridor Variance (2,061.22 / 3,091.83) (f) ^	UBS	22.80%	10/7/19	12/18/20	(350,000)	USD	(2,686,775)
SPX Variance	UBS	19.20%	11/1/19	12/18/20	(400,000)	USD	(7,050,692)
SPX Corridor Variance (DAX 9,247.70 / 14,532.10) (f) ^	MS	19.00%	11/14/19	12/18/20	(250,000)	USD	(3,586,524)
SPX Variance	SG	17.75%	2/4/20	12/18/20	(432,000)	USD	(12,844,472)

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
SPX - S&P 500 Index (continued)
SPX Up Variance (3,496.50) (e)	BAML	10.40%	2/5/20	12/18/20	200,000	USD	$1,792,134
SPX Variance	CITI	44.50%	3/27/20	12/18/20	100,000	USD	(1,566,229)
SPX Variance	BAR	42.00%	3/31/20	12/18/20	300,000	USD	(3,966,190)
SPX Volatility	BAML	37.30%	3/31/20	12/18/20	200,000	USD	(2,408,482)
SPX Volatility	CITI	37.63%	4/1/20	12/18/20	200,000	USD	(3,837,520)
SPX Volatility	CITI	38.75%	4/1/20	12/18/20	100,000	USD	(1,336,745)
SPX Variance	BAR	42.50%	4/1/20	12/18/20	150,000	USD	(2,218,533)
SPX Volatility	BAML	38.20%	4/1/20	12/18/20	200,000	USD	(2,385,553)
SPX Variance	MS	42.70%	4/1/20	12/18/20	200,000	USD	(2,834,888)
SPX Volatility	UBS	38.75%	4/1/20	12/18/20	200,000	USD	(2,460,904)
SPX Down Variance (3,050) (g)	CITI	41.00%	4/16/20	12/18/20	(250,000)	USD	3,721,413
SPX Up Variance (2,500) (e)	CITI	27.00%	4/16/20	12/18/20	250,000	USD	(1,009,111)
SPX Variance	BNPP	38.00%	4/16/20	12/18/20	50,000	USD	(647,132)
SPX Down Variance (3,100) (g)	CS	40.00%	5/18/20	12/18/20	(250,000)	USD	3,714,418
SPX Up Variance (2,600) (e)	CS	24.25%	5/18/20	12/18/20	250,000	USD	(929,108)
SPX Variance	BAML	30.40%	7/31/20	12/18/20	(300,000)	USD	2,870,377
SPX Variance	MS	30.50%	7/31/20	12/18/20	(300,000)	USD	2,890,914
SPX Volatility	BAML	24.55%	8/26/20	12/18/20	(400,000)	USD	1,524,340
SPX Volatility	UBS	25.90%	8/27/20	12/18/20	(400,000)	USD	1,973,531
SPX Volatility	UBS	27.00%	8/31/20	12/18/20	(350,000)	USD	2,065,628
SPX Corridor Variance (HSCEI 7,607.91 and 11,955.29) (f) ^	DB	20.00%	6/28/18	12/30/20	(150,000)	USD	(816,509)
SPX Corridor Variance (HSCEI 7,392 / 11,616) (f) ^	CITI	17.20%	1/29/20	12/30/20	(250,000)	USD	(7,114,326)
SPX Volatility	CITI	27.85%	9/1/20	1/15/21	(330,000)	USD	2,251,570
SPX Volatility	UBS	27.40%	10/1/20	1/15/21	(330,000)	USD	2,509,657
SPX Volatility	UBS	28.45%	9/2/20	1/22/21	(330,000)	USD	2,704,453
SPX Volatility	UBS	26.05%	10/21/20	2/19/21	(300,000)	USD	1,800,298
SPX Volatility	SG	26.75%	10/21/20	2/19/21	(300,000)	USD	2,007,051
SPX Variance	UBS	29.30%	8/25/20	3/19/21	(399,887)	USD	2,901,578
SPX Variance	UBS	29.60%	8/27/20	3/19/21	(400,192)	USD	3,044,824
SPX Variance	UBS	31.70%	9/2/20	3/19/21	(300,136)	USD	2,162,997
SPX Corridor Variance (KOSPI 159.99 / 266.65) (f) ^	CITI	21.25%	5/22/19	6/10/21	(250,000)	USD	(1,682,543)
SPX Down Variance (3,550) (g)	BAML	33.50%	8/20/20	6/18/21	(500,000)	USD	3,003,537
SPX Variance	UBS	29.60%	8/21/20	6/18/21	(400,192)	USD	2,733,446
SPX Variance	UBS	29.30%	8/24/20	6/18/21	(400,027)	USD	2,622,513
SPX Variance	UBS	30.80%	9/1/20	6/18/21	(300,115)	USD	1,733,826
SPX Corridor Variance (SX5E 2,582.069 / 4,057.537) (f) ^	MS	19.10%	12/11/19	12/17/21	(250,000)	USD	(2,601,362)
SPX Variance	BAML	19.40%	1/2/20	12/17/21	(250,000)	USD	(3,543,522)
SPX Variance	SG	18.85%	1/10/20	12/17/21	(210,000)	USD	(2,790,716)
SPX Corridor Variance (HSCEI 7,410.20 / 11,644.60) (f) ^	MS	18.25%	1/30/20	12/17/21	(200,000)	USD	(2,958,877)
SPX Up Variance (2,853.20) (e)	CS	17.00%	3/3/20	12/17/21	500,000	USD	15,477,652
SPX Up Variance (2,853.20) (e)	BNPP	16.85%	3/3/20	12/17/21	300,000	USD	10,515,352
SPX Up Variance (2,973.61) (e)	BAML	16.45%	3/4/20	12/17/21	500,000	USD	16,247,985
SPX Up Variance (2,112.25) (e)	MS	26.85%	3/25/20	12/17/21	300,000	USD	1,075,407
SPX Up Variance (1,869.52) (e)	CITI	25.15%	7/1/20	12/17/21	(250,000)	USD	768,332
SPX Up Variance (1,935.94) (e)	CS	26.20%	7/15/20	12/17/21	(300,000)	USD	1,125,518
SPX Up Variance (1,954.38) (e)	CS	24.00%	7/21/20	12/17/21	(300,000)	USD	574,962
SPX Up Variance (1,940.40) (e)	BAML	25.90%	7/28/20	12/17/21	(300,000)	USD	1,055,340
SPX Up Variance (1,931.06) (e)	MS	25.00%	7/28/20	12/17/21	(150,000)	USD	405,157
SPX Up Variance (1,947.73) (e)	CS	25.60%	7/30/20	12/17/21	(450,000)	USD	976,190
SPX Up Variance (1,983.91) (e)	CS	24.90%	8/4/20	12/17/21	(300,000)	USD	738,460
SPX Up Variance (1,996.66) (e)	CS	24.55%	8/5/20	12/17/21	(300,000)	USD	648,544
SPX Up Variance (2,010.77) (e)	CS	24.70%	8/7/20	12/17/21	(300,000)	USD	681,056
SPX Up Variance (2,023.80) (e)	CS	24.45%	8/13/20	12/17/21	(480,000)	USD	964,845
SPX Up Variance (2,029.19) (e)	MS	24.30%	8/17/20	12/17/21	(300,000)	USD	549,286
SPX Up Variance (2,038.30) (e)	CS	24.85%	8/21/20	12/17/21	(400,000)	USD	885,531
SPX Variance	BNPP	28.95%	8/25/20	12/17/21	(250,000)	USD	1,324,119
SPX Variance	UBS	28.60%	8/25/20	12/17/21	(399,942)	USD	2,002,058
SPX Volatility	UBS	25.30%	8/27/20	12/17/21	(810,000)	USD	2,088,661
SPX Up Variance (2,100.186) (e)	MS	25.10%	8/31/20	12/17/21	(600,000)	USD	1,460,236
SPX Up Variance (1,965.61) (e)	CS	23.75%	7/22/20	6/17/22	(300,000)	USD	84,468
SPX Up Variance (1,941.40) (e)	CS	23.50%	7/23/20	6/17/22	(225,000)	USD	(9,089)
SPX Corridor Variance (SX5E 2,333.80 / 3,667.40) (f) ^	MS	20.15%	12/18/20	12/16/22	(400,000)	USD	(341,309)
SPX Corridor Variance (SX5E 2,313.78 / 3,635.94) (f) ^	CITI	23.00%	8/17/20	12/15/23	(700,000)	USD	192,749
SPX Variance	CS	21.25%	12/17/21	12/15/23	(200,000)	USD	(720,999)

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

Swap Type & Reference Entity	Counterparty	Strike	Effective Date	Termination Date	Vega Notional		Unrealized Gain / (Loss)
Index Contracts (continued)
SPX - S&P 500 Index (continued)
SPX Variance	CS	21.55%	12/17/21	12/15/23	(250,000)	USD	$(947,736)

							8,104,085

SPLV5UT - S&P 500 Low Volatility Daily Risk Control 5% Index
SPLV5UT Up Variance (267.650) (e)	SG	5.45%	1/16/20	1/15/21	(150,000)	USD	(93,872)
SPLV5UT Up Variance (272.858) (e)	SG	5.45%	1/29/20	1/29/21	(125,000)	USD	(90,166)

							(184,038)

SPXD5UN - S&P 500 Dividend Aristocrats Daily Risk Control 5% Index
SPXD5UN Up Variance (2,649.465) (e)	SG	5.45%	1/29/20	1/29/21	(125,000)	USD	(44,585)

SX5E - Euro Stoxx 50 Index
SX5E Variance	SG	23.95%	4/7/17	12/18/20	(325,000)	EUR	1,383,568
SX5E Up Variance (2,016.90) (e)	MS	18.28%	3/29/18	12/18/20	300,000	EUR	4,049,897
SX5E Corridor Variance (2,072.12 / 3,453.54) (f) ^	MS	20.55%	6/1/18	12/18/20	450,000	USD	2,271,824
SX5E Up Variance (2,143) (e)	BAML	17.25%	1/15/19	12/18/20	262,000	EUR	5,935,161
SX5E Variance	BAML	21.75%	1/15/19	12/18/20	(262,000)	EUR	(1,068,893)
SX5E Corridor Variance (2,631.48 / 4,135.18) (f) ^	SG	16.80%	1/7/20	12/18/20	350,000	EUR	11,553,304
SX5E Corridor Variance (2,985.82 / 4,478.74) (f) ^	SG	15.05%	2/4/20	12/18/20	500,000	EUR	13,355,797
SX5E Variance	BAML	19.95%	6/19/20	6/18/21	200,000	EUR	2,256,359
SX5E Up Variance (1,567.45) (e)	MS	17.05%	10/26/18	12/17/21	300,000	EUR	6,272,084
SX5E Volatility	MS	17.75%	10/26/18	12/17/21	(300,000)	EUR	(1,909,454)
SX5E Up Variance (1,575.38) (e)	CITI	17.40%	2/7/19	12/17/21	400,000	EUR	8,366,812
SX5E Variance	CITI	17.50%	2/7/19	12/17/21	(400,000)	EUR	(2,715,911)
SX5E Up Variance (1,620.625) (e)	SG	18.50%	2/15/19	12/17/21	250,000	EUR	4,649,523
SX5E Volatility	SG	18.60%	2/15/19	12/17/21	(250,000)	EUR	(1,569,259)
SX5E Variance	BAML	20.63%	3/15/19	12/17/21	(175,000)	EUR	(1,029,623)
SX5E Up Variance (1,948.11) (e)	CITI	16.65%	5/29/19	12/17/21	350,000	EUR	9,441,078
SX5E Corridor Variance (2,582.069 / 4,057.537) (f) ^	MS	17.64%	12/11/19	12/17/21	250,000	USD	5,305,213
SX5E Corridor Variance (2,652.66 / 4,168.47) (f) ^	SG	16.85%	1/10/20	12/17/21	450,000	EUR	15,839,589
SX5E Up Variance (3,017.70) (e)	MS	16.75%	3/5/20	12/17/21	300,000	EUR	10,738,214
SX5E Up Variance (2,201.60) (e)	MS	24.30%	3/26/20	12/17/21	300,000	EUR	1,588,737
SX5E Up Variance (2,192) (e)	MS	25.00%	3/27/20	12/17/21	400,000	EUR	1,861,072
SX5E Up Variance (2,145.60) (e)	MS	25.25%	4/2/20	12/17/21	300,000	EUR	1,247,253
SX5E Corridor Variance (2,697.58 / 4,046.36) (f) ^	SG	16.05%	12/18/20	12/17/21	500,000	EUR	11,688,290
SX5E Up Variance (1,667.50) (e)	MS	18.00%	3/27/19	12/16/22	250,000	EUR	6,782,975
SX5E Volatility	MS	18.55%	3/27/19	12/16/22	(250,000)	EUR	(1,522,196)
SX5E Up Variance (2,724) (e)	MS	16.63%	3/3/20	12/16/22	300,000	EUR	7,774,701
SX5E Up Variance (2,697.58) (e)	UBS	16.60%	3/3/20	12/16/22	500,000	EUR	13,012,672
SX5E Corridor Variance (2,333.80 / 3,667.40) (f) ^	MS	17.00%	12/18/20	12/16/22	400,000	USD	4,481,012
SX5E Corridor Variance (2,304.73 / 3,652.11) (f) ^	UBS	24.80%	12/18/20	12/16/22	200,000	EUR	23,587
SX5E Corridor Variance (2,665.57 / 3,590.06) (f) ^	BNPP	25.10%	12/18/20	12/16/22	200,000	EUR	(48,597)
SX5E Corridor Variance (2,313.78 / 3,635.94) (f) ^	CITI	20.50%	8/17/20	12/15/23	700,000	USD	4,419,752
SX5E Up Variance (1,668,89) (e)	CS	19.15%	12/16/22	12/20/24	600,000	EUR	7,891,037
SX5E Variance	CS	27.90%	12/16/22	12/20/24	(600,000)	EUR	2,544,861
SX5E Up Variance (1,678.38) (e)	CS	19.50%	12/16/22	12/20/24	750,000	EUR	9,368,705
SX5E Variance	CS	28.50%	12/16/22	12/20/24	(750,000)	EUR	3,655,842
SX5E Up Variance (1,660.00) (e)	MS	19.25%	12/16/22	12/20/24	100,000	EUR	1,296,147
SX5E Variance	MS	28.00%	12/16/22	12/20/24	(100,000)	EUR	434,774
SX5E Up Variance (1,657.50) (e)	MS	19.00%	12/16/22	12/20/24	400,000	EUR	5,375,868
SX5E Variance	MS	27.90%	12/16/22	12/20/24	(400,000)	EUR	1,696,574

							176,698,349

UKX - Financial Times Stock Exchange 100 Index
UKX Corridor Variance (5,957.50 / 8,936.26) (f) ^	SG	13.65%	2/10/20	12/18/20	200,000	GBP	8,073,535
UKX Corridor Variance (5,861.05 / 8,791.57) (f) ^	UBS	14.10%	2/3/20	6/18/21	150,000	GBP	6,627,387
UKX Up Variance (4,872.03) (e)	BAML	20.55%	8/14/20	6/18/21	300,000	GBP	2,655,367
UKX Up Variance (4,867.448) (e)	CITI	20.55%	8/14/20	6/18/21	300,000	GBP	2,656,568
UKX Up Variance (4,870.40) (e)	MS	20.60%	8/14/20	6/18/21	300,000	GBP	2,629,320

							22,642,177

Total Index Contracts							355,744,117

Individual Security Contracts
Adidas AG Volatility	BAML	31.39%	11/24/20	12/17/21	12,500	EUR	(10,424)
Air Liquide SA Volatility	UBS	23.55%	11/24/20	12/17/21	15,000	EUR	10,698
Allianz SE Volatility	BAML	25.83%	11/24/20	12/17/21	12,500	EUR	9,753
Allianz SE Volatility	UBS	25.91%	11/24/20	12/17/21	15,000	EUR	2,084
AMRO Bank NV Up Variance (5.71) (e) ^	UBS	40.66%	8/27/20	12/17/21	18,400	EUR	231,630
ams AG Up Variance (10.5242) (e) ^	UBS	56.06%	8/27/20	12/17/21	39,528	CHF	66,965
Anglo American plc Volatility	UBS	34.19%	11/24/20	12/17/21	13,345	GBP	43,593
Anheuser-Busch Inbev SA Volatility	BAML	30.53%	11/24/20	12/17/21	12,500	EUR	411,612

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

			Effective	Termination	Vega		Unrealized
Swap Type & Reference Entity	Counterparty	Strike	Date	Date	Notional		Gain / (Loss)
Individual Security Contracts (continued)
Anheuser-Busch Inbev SA Volatility	UBS	31.67%	11/24/20	12/17/21	15,000	EUR	$19,074
ASML Holding NV Up Variance (223.79) (e) ^	UBS	30.55%	8/27/20	12/17/21	36,798	EUR	74,497
Astrazeneca plc Volatility	UBS	28.66%	11/24/20	12/17/21	13,345	GBP	(8,102)
Australia and New Zealand Banking Group Ltd. Volatility	UBS	27.76%	8/21/20	12/16/21	70,000	AUD	13,116
AXA SA Volatility	UBS	26.28%	11/24/20	12/17/21	15,000	EUR	41,386
AXA SA Volatility	BAML	26.60%	11/24/20	12/17/21	12,500	EUR	242,033
Baidu Inc. Up Variance (89.075) (e) ^	UBS	42.02%	8/27/20	12/17/21	43,509	USD	(84,987)
Banco BPM SpA Up Variance (0.99925) (e) ^	UBS	39.78%	8/27/20	12/17/21	36,801	EUR	2,468,587
Banco Santander SA Up Variance (1.33) (e) ^	UBS	39.44%	8/27/20	12/17/21	36,804	EUR	281,355
BASF SE Volatility	UBS	27.37%	11/24/20	12/17/21	15,000	EUR	19,491
BASF SE Volatility	BAML	28.10%	11/24/20	12/17/21	12,500	EUR	12,924
Bayer AG Up Variance (39.578) (e) ^	UBS	31.03%	8/27/20	12/17/21	36,802	EUR	341,983
Bayerische Motoren Werke AG Volatility	UBS	28.79%	11/24/20	12/17/21	15,000	EUR	1,560
Becton, Dickinson and Co. Up Variance (179.05) (e) ^	UBS	29.52%	8/25/20	1/21/22	50,000	USD	6,211
Beiersdorf AG Volatility	UBS	24.96%	11/24/20	12/17/21	15,000	EUR	(20,835)
BT Group plc Volatility	UBS	41.15%	11/24/20	12/17/21	13,345	GBP	129,452
Carrefour Up Variance (9.4115) (e) ^	UBS	28.97%	8/27/20	12/17/21	36,794	EUR	(26,014)
Cisco Systems, Inc. Up Variance (29.37) (e) ^	UBS	30.39%	8/25/20	1/21/22	50,000	USD	(24,597)
Dai-ichi Life Holdings, Inc. Volatility	UBS	35.95%	8/21/20	6/11/21	5,300,000	JPY	248,161
Danone Volatility	BAML	23.77%	11/24/20	12/17/21	12,500	EUR	84,874
Danone Volatility	UBS	24.79%	11/24/20	12/17/21	15,000	EUR	79,685
Danone Up Variance (39.368) (e) ^	UBS	21.28%	8/27/20	12/17/21	36,798	EUR	382,731
Deutsche Bank AG Up Variance (5.8) (e) ^	UBS	39.37%	8/27/20	12/17/21	36,800	EUR	107,078
Duetsche Post AG Volatility	BAML	26.50%	11/24/20	12/17/21	12,500	EUR	(14,346)
Duetsche Telekom AG Volatility	UBS	23.58%	11/24/20	12/17/21	15,000	EUR	(7,962)
Duetsche Telekom AG Volatility	BAML	24.00%	11/24/20	12/17/21	12,500	EUR	(12,761)
Eiffage SA Up Variance (55.86) (e) ^	UBS	31.10%	8/27/20	12/17/21	18,399	EUR	153,655
Enel SpA Volatility	BAML	25.07%	11/24/20	12/17/21	15,000	EUR	36,914
Enel SpA Volatility	BAML	25.10%	11/24/20	12/17/21	12,500	EUR	30,276
ENEOS Holdings, Inc. Volatility	UBS	27.75%	8/21/20	6/11/21	5,300,000	JPY	57,289
Eni SpA Up Variance (5.5902) (e) ^	UBS	31.11%	8/27/20	12/17/21	18,400	EUR	64,024
Essilorluxottica Volatility	UBS	25.64%	11/24/20	12/17/21	15,000	EUR	291,560
The Estee Lauder Companies, Inc. Up Variance (150.80) (e) ^	UBS	33.41%	8/25/20	1/21/22	50,000	USD	2,054
Evonik Industries AG Up Variance (17.192) (e) ^	UBS	31.25%	8/27/20	12/17/21	36,802	EUR	486,369
Facebook, Inc. Up Variance (196.57) (e) ^	UBS	38.80%	8/25/20	1/21/22	50,000	USD	(10,729)
FedEx Corp. Up Variance (150.02) (e) ^	UBS	40.08%	8/25/20	1/21/22	50,000	USD	45,976
Fiat Chrysler Automobiles NV Up Variance (6.615) (e) ^	UBS	35.92%	8/27/20	12/17/21	36,800	EUR	8,394
Illumina, Inc. Up Variance (245.67) (e) ^	UBS	38.59%	8/25/20	1/21/22	50,000	USD	211,232
ING Groep NV	UBS	35.83%	11/24/20	12/17/21	15,000	EUR	(97,195)
INPEX Corp. Volatility	UBS	37.25%	8/27/20	12/9/22	5,300,000	JPY	414,825
Intesa Sanpaolo Volatility	UBS	30.18%	11/24/20	12/17/21	15,000	EUR	(1,944)
Invesco MSCI World UCITS ETF Variance	BAR	17.30%	3/15/19	12/17/21	(600,000)	USD	(3,787,226)
Invesco MSCI World UCITS ETF Variance	BAR	17.30%	3/18/19	12/17/21	(300,000)	USD	(1,899,353)
iShares MSCI EAFE ETF Variance	BAR	18.40%	3/15/19	12/17/21	600,000	USD	8,533,355
iShares MSCI EAFE ETF Variance	BAR	18.40%	3/18/19	12/17/21	300,000	USD	5,081,331
iShares MSCI Emerging Markets ETF Variance	UBS	20.80%	12/19/19	12/18/20	(250,000)	USD	(4,296,330)
iShares MSCI Emerging Markets ETF Volatility	UBS	26.80%	10/7/20	3/19/21	(250,000)	USD	1,598,851
iShares MSCI Emerging Markets ETF Volatility	UBS	24.55%	11/23/20	12/17/21	(250,000)	USD	525,797
Kansas City Southern Up Variance (179.05) (e) ^	UBS	25.50%	8/25/20	1/21/22	50,000	USD	148,171
Kering SA Up Variance (364.77) (e) ^	UBS	30.41%	8/27/20	12/17/21	36,800	EUR	2,646
Keysight Technologies, Inc. Up Variance (68.31) (e) ^	UBS	34.88%	8/25/20	1/21/22	50,000	USD	(95,484)
KOMATSU LTD. Volatility	UBS	33.45%	8/27/20	12/9/22	5,300,000	JPY	137,558
Koninklijke Ahold Delhaize NV Volatility	BAML	23.61%	11/24/20	12/17/21	12,500	EUR	19,140
Koninklijke Philips NV Volatility	BAML	26.24%	11/24/20	12/17/21	12,500	EUR	(6,015)
Industria de Diseno Textil SA Up Variance (27.5576) (e) ^	UBS	27.44%	8/27/20	12/17/21	18,402	EUR	68,593
Legal & General Group plc Volatility	UBS	34.37%	11/24/20	12/17/21	13,345	GBP	99,747
Linde plc Volatility	UBS	27.47%	11/24/20	12/17/21	15,000	EUR	150,508
L’Oreal SA Volatility	BAML	23.90%	11/24/20	12/17/21	12,500	EUR	(5,838)
L’Oreal SA Up Variance (196.42) (e) ^	UBS	24.16%	8/27/20	12/17/21	18,396	EUR	(13,633)
Lloyds Banking Group plc Up Variance (19.74) (e) ^	UBS	37.51%	8/27/20	12/17/21	16,473	GBP	42,618
LVMH Moet Hennessy Louis Vuitton Volatility	BAML	27.86%	11/24/20	12/17/21	12,500	EUR	26,912
LVMH Moet Hennessy Louis Vuitton Volatility	UBS	28.58%	11/24/20	12/17/21	15,000	EUR	18,691
Mitsubishi Electric Corp. Volatility	UBS	29.75%	8/21/20	6/11/21	5,300,000	JPY	107,234
Mitsubishi UFJ Financial Group, Inc. Volatility	UBS	27.50%	8/21/20	6/11/21	5,300,000	JPY	192,702
Mizuho Financial Group, Inc. Volatility	UBS	26.75%	8/21/20	6/11/21	5,300,000	JPY	158,481
Muenchener Rueckver AG Volatility	UBS	28.26%	11/24/20	12/17/21	15,000	EUR	(21)
Muenchener Rueckver AG Volatility	BAML	28.34%	11/24/20	12/17/21	12,500	EUR	200,516
Murata Manufacturing Co. Ltd. Volatility	UBS	30.95%	8/21/20	6/11/21	5,300,000	JPY	66,777
Murata Manufacturing Co. Ltd. Volatility	UBS	31.25%	8/27/20	12/9/22	5,300,000	JPY	369,359

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

VARIANCE SWAP CONTRACTS *

			Effective	Termination	Vega		Unrealized
Swap Type & Reference Entity	Counterparty	Strike	Date	Date	Notional		Gain / (Loss)
Individual Security Contracts (continued)
National Australia Bank Ltd. Volatility	UBS	27.09%	8/21/20	12/16/21	70,000	AUD	$(12,122)
Pernod Ricard SA Volatility	UBS	24.43%	11/24/20	12/17/21	15,000	EUR	13,280
Porsche Automobil Holding SE Up Variance (36.708) (e) ^	UBS	31.69%	8/27/20	12/17/21	36,800	EUR	120,734
Prudential Financial, Inc. Up Variance (48.37) (e) ^	UBS	36.61%	8/25/20	1/21/22	50,000	USD	44,716
Prudential plc Volatility	UBS	35.87%	11/24/20	12/17/21	13,345	GBP	57,638
Rio Tinto Ltd. Volatility	UBS	26.52%	11/25/20	12/17/21	24,238	AUD	55,048
Sanofi Volatility	UBS	23.96%	11/24/20	12/17/21	15,000	EUR	(5,601)
Sanofi Volatility	BAML	24.06%	11/24/20	12/17/21	12,500	EUR	192,718
SAP SE Volatility	BAML	30.04%	11/24/20	12/17/21	12,500	EUR	266,342
Shiseido Co. Volatility	UBS	33.75%	8/27/20	12/9/22	5,300,000	JPY	558,475
Siemens AG Volatility	UBS	26.95%	11/24/20	12/17/21	15,000	EUR	(4,608)
Siemens AG Volatility	BAML	27.04%	11/24/20	12/17/21	12,500	EUR	(5,174)
Sony Corp. Volatility	UBS	30.75%	8/21/20	6/11/21	5,300,000	JPY	319,277
SUMCO Corp. Volatility	UBS	37.95%	8/21/20	6/11/21	5,300,000	JPY	(36,372)
Sumitomo Mitsui Financial Group, Inc. Volatility	UBS	27.50%	8/21/20	6/11/21	5,300,000	JPY	(112,271)
TDK Corp. Volatility	UBS	36.95%	8/27/20	12/9/22	5,300,000	JPY	439,332
Toyota Motor Corp. Volatility	UBS	25.75%	8/21/20	6/11/21	5,300,000	JPY	(116,226)
UniCredit SpA Up Variance (5.7155) (e) ^	UBS	37.51%	8/27/20	12/17/21	36,797	EUR	102,010
Unilever plc Volatility	UBS	23.68%	11/24/20	12/17/21	13,345	GBP	273,729
Unilever plc Volatility	UBS	24.13%	11/24/20	12/17/21	15,000	EUR	21,481
Unilever plc Volatility	BAML	24.34%	11/24/20	12/17/21	12,500	EUR	14,612
United Parcel Service, Inc. Up Variance (111.33) (e) ^	UBS	29.28%	8/25/20	1/21/22	50,000	USD	240,153
Vonovia SE Volatility	UBS	25.54%	11/24/20	12/17/21	15,000	EUR	71,437
The Walt Disney Co. Up Variance (90.85) (e) ^	UBS	32.16%	8/25/20	1/21/22	50,000	USD	180,074
Waste Management, Inc. Up Variance (79.99) (e) ^	UBS	25.56%	8/27/20	12/17/21	43,509	USD	(30,312)
Westpac Banking Corp. Volatility	UBS	27.76%	8/21/20	12/16/21	70,000	AUD	(10,476)
WPP plc Volatility	UBS	36.86%	11/24/20	12/17/21	13,345	GBP	7,918
Zurich Insurange Group AG Up Variance (17.388) (e) ^	UBS	24.84%	8/27/20	12/17/21	39,527	CHF	96,275

Total Individual Security Contracts							17,000,379

Total Equity Contracts							372,744,496

TOTAL OF VARIANCE SWAP CONTRACTS							$388,880,270

Counterparty abbreviations: BAML - Bank of America Merrill Lynch, BAR - Barclays, BNPP - BNP Paribas, CITI - Citigroup, CS - Credit Suisse, DB - Deutsche Bank, MS - Morgan Stanley, SG - Societe Generale

^	Inputs or methodology used in determining the value of these investments involve significant unobservable inputs. See Note 2.
*	Payment is based on variance or volatility realized during the observation period. Payment is made at termination date.
(a)	Position held in the Subsidiary. See Notes.
(b)	Position includes leverage. If final realized volatility is less than referenced strike, notional doubles.
(c)	Position includes volatility cap at level indicated.
(d)	Position includes a knock-out (KO) term at level indicated. Swap automatically terminates if the term is met.
(e)	Up barrier/conditional swaps. Change in underlying referenced security only included when values are above referenced value.
(f)	Corridor swaps. Change in underlying referenced security only included when values between referenced values. Barrier index is included if it differs from the underlying.
(g)	Down barrier/conditional swaps. Change in underlying referenced security only included when values are below referenced value.

Infinity Q Diversified Alpha Fund

Consolidated Schedule of Investments (continued)

November 30, 2020 (Unaudited)

Consolidation of Subsidiary:

The Consolidated Schedule of Investments of the Infinity Q Diversified Alpha Fund (the “Fund”) includes the holdings of the Infinity Q Commodity Fund Ltd. (the “Subsidiary”). The Subsidiary, a Cayman Islands Exempted Company, was incorporated on July 15, 2014, and is wholly-owned and controlled by the Fund. The Subsidiary invests primarily in commodity index swaps and other commodity-linked derivative instruments, and the Fund may invest up to 25% of its totals assets in the Subsidiary. The Fund’s policy is to consolidate entities when it is the sole or principal owner of such entity. All inter-fund balances and transactions have been eliminated in consolidation. The net assets of the Subsidiary at November 30, 2020, were $5,973,144, which represented 0.35% of the Fund’s net assets.

Valuation

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad categories as defined below:

Level 1	-	Quoted prices in active markets for identical securities. An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2	-	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3	-	Significant unobservable inputs, including the Fund’s own assumptions in determining fair value of investments

Equity securities that are traded on a national securities exchange are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Debt securities including corporate, convertible, U.S. government agencies, U.S. treasury obligations, and sovereign issues are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risk/spreads and default rates. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Short-term investments classified as money market instruments are valued at net asset value price. These investments are categorized as Level 1 of the fair value hierarchy.

Other financial derivative instruments, such as foreign currency contracts, options contracts, futures, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by the Adviser or a pricing service using model pricing tailored to the type of security held. The pricing models use various inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, implied volatility and exchange rates.

The liquidity of individual options is dynamic and changes as a function of the market environment for the underlying security. The Fund values exchange traded options at mean price. For currency and barrier options, valuation models are employed using available market data. These option positions are categorized as Level 2 in the fair value hierarchy.

Credit Default Swaps (CDS) are valued using the ISDA Standard Upfront Model and available market data. These positions are categorized as Level 2 in the fair value hierarchy.

The Fund makes investments in various types of volatility and variance swaps. The Adviser deems vanilla volatility and variance swaps as Level 2 positions, and corridor variance swaps as Level 3 positions in the fair value hierarchy. The Fund uses a pricing service to model price the variance swap trades. The pricing service uses quotes from brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position.

The Fund makes dispersion investments using volatility and variance swaps and options on dispersion. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses model pricing to calculate the fair volatility level for each leg of the dispersion trade. The Adviser uses quotes from a pricing service and brokers to estimate implied volatility levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The Fund makes cross-asset correlation investments using correlation and covariance swaps. The Adviser deems these positions to be illiquid and classifies these positions as Level 3 in the fair value hierarchy. The Adviser uses a third party calculation agent to value these positions. The local volatility model is used to calculate the fair correlation level for correlation swaps. Quotes from a pricing service are used to estimate the implied correlation levels as an input to these models. A significant change in implied volatility could have a significant impact on the value of a position, and depending on the direction of the change, could either increase or decrease a position’s value.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the fair values of the Fund’s consolidated investments in each investment type as of November 30, 2020:

	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stocks	$17,184,799	$—	$—	$17,184,799
Options Purchased	—	116,168,039	3,584,144	119,752,183
Short-Term Investments	979,569,802	—	—	979,569,802

Total Assets	996,754,601	116,168,039	3,584,144	1,116,506,784

Liabilities
Securities Sold Short	(1,718)	—	—	(1,718)

	$996,752,883	$116,168,039	$3,584,144	$1,116,505,066

Other Financial Instruments *
Written Options	$—	$(62,957,400)	$—	$(62,957,400)
Credit Default Swap Contracts	—	(260,623)	—	(260,623)
Dividend Swap Contracts	—	688,239	—	688,239
Total Return Swap Contracts	—	—	5,839,900	5,839,900
Correlation Swap Contracts	—	—	34,238,009	34,238,009
Dispersion Swap Contracts	—	—	19,336,822	19,336,822
Variance Swap Contracts	—	319,561,006	69,319,264	388,880,270

Total	$—	$257,031,222	$128,733,995	$385,765,217

*

Other financial instruments are derivative instruments, including swap contracts, and written options. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument, while written options are reported at fair value.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Purchased Options	Other Financial Instruments
Balance at August 31, 2020	$11,017,489	$140,563,365
Purchased	1,542,343	—
Sale Proceeds	(7,349,500)	(13,037,882)
Realized Gain (Loss)	5,030,250	13,037,882
Change in unrealized Appreciation (depreciation)	(6,656,438)	(11,829,370)

Balance at November 30, 2020	$3,584,144	$128,733,995

Change in unrealized appreciation/depreciation for Level 3 instruments held at November 30, 2020	$2,715	$(10,787,561)